Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Preferred Stock Redeemable Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total	Retroactive application of reverse recapitalization Preferred Stock Redeemable Convertible Preferred Stock	Retroactive application of reverse recapitalization Common Stock	Retroactive application of reverse recapitalization Additional Paid-in Capital	Retroactive application of reverse recapitalization Accumulated Deficit	Retroactive application of reverse recapitalization	Adjusted Preferred Stock Redeemable Convertible Preferred Stock	Adjusted Common Stock	Adjusted Additional Paid-in Capital	Adjusted Accumulated Deficit	Adjusted
Balance at Dec. 31, 2023	$ 104,634	$ 2	$ 2,838	$ (116,828)	$ (113,988)
Balance (in Shares) at Dec. 31, 2023	100,608,468	24,522,046
Net loss				(30,064)	(30,064)
Exercise of stock options			47		47
Exercise of stock options (in shares)		266,799
Issuance of common stock warrants			76		76
Issuance of common stock warrants (in shares)
Stock-based compensation			513		513
Balance at Dec. 31, 2024	$ 104,634	$ 2	3,474	(146,892)	(143,416)		$ (1)	$ 1			$ 104,634	$ 1	$ 3,475	$ (146,892)	$ (143,416)
Balance (in Shares) at Dec. 31, 2024	100,608,468	24,788,845				(50,163,383)	12,359,719				50,445,085	12,429,126
Net loss				(2,391)	(2,391)
Exercise of stock options			3		3
Exercise of stock options (in shares)		4,074
Issuance of common stock warrants			121		121
Stock-based compensation			183		183
Balance at Mar. 31, 2025	$ 104,634	$ 1	3,782	(149,283)	(145,500)
Balance (in Shares) at Mar. 31, 2025	50,445,085	12,433,200
Balance at Dec. 31, 2024	$ 104,634	$ 2	3,474	(146,892)	(143,416)		$ (1)	1			$ 104,634	$ 1	3,475	(146,892)	(143,416)
Balance (in Shares) at Dec. 31, 2024	100,608,468	24,788,845				(50,163,383)	12,359,719				50,445,085	12,429,126
Net loss					(10,381)
Balance at Jun. 30, 2025	$ 104,634	$ 1	3,909	(157,273)	(153,363)
Balance (in Shares) at Jun. 30, 2025	50,445,085	12,476,860
Balance at Dec. 31, 2024	$ 104,634	$ 2	3,474	(146,892)	(143,416)		$ (1)	1			$ 104,634	$ 1	3,475	(146,892)	(143,416)
Balance (in Shares) at Dec. 31, 2024	100,608,468	24,788,845				(50,163,383)	12,359,719				50,445,085	12,429,126
Net loss				(39,671)	(39,671)
Conversion of SAFEs to Series F redeemable convertible preferred stock	$ 54,790
Conversion of SAFEs to Series F redeemable convertible preferred stock (in shares)	28,242,363
Exercise of stock options			130		$ 130
Exercise of stock options (in shares)		624,451			624,451
Issuance of common stock warrants			3,545		$ 3,545
Issuance of common stock warrants (in shares)
Exercise of common stock warrants		$ 1	7		8
Exercise of common stock warrants (in shares)		750,000
Stock-based compensation			553		553
Balance at Dec. 31, 2025	$ 191,199	$ 3	7,709	(186,563)	(178,851)		$ (1)	1			$ 191,199	$ 2	7,710	(186,563)	(178,851)
Balance (in Shares) at Dec. 31, 2025	145,182,811	26,163,296				(72,388,151)	13,045,020				72,794,660	13,118,276
Exercise of Preferred Stock Warrant for Series F Redeemable Convertible Preferred Stock Value	$ 304
Exercise of preferred stock warrant for Series F redeemable convertible preferred stock (in Shares)	110,000
Conversion of convertible notes to Series F redeemable convertible preferred stock value	$ 31,471
Conversion of convertible notes to Series F redeemable convertible preferred stock (in Shares)	16,211,980
Balance at Mar. 31, 2025	$ 104,634	$ 1	3,782	(149,283)	(145,500)
Balance (in Shares) at Mar. 31, 2025	50,445,085	12,433,200
Net loss				(7,990)	(7,990)
Exercise of stock options			21		21
Exercise of stock options (in shares)		43,660
Stock-based compensation			106		106
Balance at Jun. 30, 2025	$ 104,634	$ 1	3,909	(157,273)	(153,363)
Balance (in Shares) at Jun. 30, 2025	50,445,085	12,476,860
Balance at Dec. 31, 2025	$ 191,199	$ 3	7,709	(186,563)	(178,851)		$ (1)	1			$ 191,199	$ 2	7,710	(186,563)	(178,851)
Balance (in Shares) at Dec. 31, 2025	145,182,811	26,163,296				(72,388,151)	13,045,020				72,794,660	13,118,276
Net loss				(6,941)	(6,941)
Conversion of SAFEs to Series F redeemable convertible preferred stock	$ 6,668
Conversion of SAFEs to Series F redeemable convertible preferred stock (in shares)	2,222,913
Exercise of stock options			100		100
Exercise of stock options (in shares)		320,764
Issuance of common stock warrants			2,822		2,822
Exercise of common stock warrants			26		26
Exercise of common stock warrants (in shares)		1,323,214
Stock-based compensation			125		125
Balance at Mar. 31, 2026	$ 197,867	$ 2	10,783	(193,504)	(182,719)
Balance (in Shares) at Mar. 31, 2026	75,017,573	14,762,254
Balance at Dec. 31, 2025	$ 191,199	$ 3	7,709	(186,563)	(178,851)		$ (1)	$ 1			$ 191,199	$ 2	$ 7,710	$ (186,563)	$ (178,851)
Balance (in Shares) at Dec. 31, 2025	145,182,811	26,163,296				(72,388,151)	13,045,020				72,794,660	13,118,276
Net loss					(22,240)
Balance at Jun. 30, 2026		$ 11	248,140	(208,803)	39,348
Balance (in Shares) at Jun. 30, 2026		106,253,742
Balance at Mar. 31, 2026	$ 197,867	$ 2	10,783	(193,504)	(182,719)
Balance (in Shares) at Mar. 31, 2026	75,017,573	14,762,254
Net loss				(15,299)	(15,299)
Conversion of Legacy Ionetix redeemable convertible preferred stock into common stock upon the Merger	$ (197,867)	$ 8	197,859		197,867
Conversion of Legacy Ionetix redeemable convertible preferred stock into common stock upon the Merger (in shares)	(75,017,573)	75,017,573
Issuance of common stock in connection with the Merger and private placement offering		$ 1	28,249		28,250
Issuance of common stock in connection with the Merger and private placement offering (in shares)		10,777,268
Issuance of common stock in connection with the subsequent private placement offering			447		447
Issuance of common stock in connection with the subsequent private placement offering (in shares)		185,000
Issuance of common stock to JDEV shareholders in connection with the Merger			(20)		(20)
Issuance of common stock to JDEV shareholders in connection with the Merger (in shares)		4,400,000
Issuance of common stock in connection with the Termination Agreement			833		833
Issuance of common stock in connection with the Termination Agreement (in shares)		277,696
Issuance of common stock warrants in settlement of a contingent equity arrangement			9,692		9,692
Issuance of placement agent warrants (equity component)			1,520		1,520
Issuance costs – placement agent warrants (non-cash)			(1,520)		(1,520)
Conversion of Legacy Ionetix Preferred Stock Warrants into the Company’s Common Stock Warrants upon the Merger			99		99
Exercise of stock options			33		33
Exercise of stock options (in shares)		126,353
Exercise of common stock warrants			14		14
Exercise of common stock warrants (in shares)		707,598
Stock-based compensation			151		151
Balance at Jun. 30, 2026		$ 11	$ 248,140	$ (208,803)	$ 39,348
Balance (in Shares) at Jun. 30, 2026		106,253,742